Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of share movements

Total Ordinary
Shares
Total shares as of December 31, 2016	97,624,347,430
Capitalization of retained earnings	1,819,784,762
Total shares as of December 31, 2017	99,444,132,192
Capitalization of retained earnings	1,572,948,922
Total Shares as of December 31, 2018	101,017,081,114

Schedule of shareholder's composition

As of December 31, 2017, the shareholder composition was as follows:

		% of Equity
Corporate Name or Shareholder’s Name	Shares	Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.75
LQ Inversiones Financieras S.A.	26,733,861,635	26.88
Sociedad Matriz del Banco de Chile S.A.	12,138,567,444	12.21
Other minority shareholders	31,978,001,324	32.16
Total	99,444,132,192	100.00

As of December 31, 2018, the shareholder composition was as follows:

		% of Equity
Corporate Name or Shareholder’s Name	Shares	Holding

Sociedad Administradora de la Obligación Subordinada SAOS S.A.	28,593,701,789	28.31
LQ Inversiones Financieras S.A.	27,460,203,382	27.18
Sociedad Matriz del Banco de Chile S.A.	12,138,573,251	12.02
Other minority shareholders	32,824,602,692	32.49
Total	101,017,081,114	100.00

Schedule of dividends declared and paid

	2016	2017	2018
Dividends on ordinary shares MCh$ (*):	366,654	342,034	374,079
Dividends per ordinary share Ch$(1):	3.81	3.50	3.76

(*)  This dividend per share is composed of the dividend paid to the Central Bank and common shareholders in the amounts of MCh$152,930 and MCh$221,149, respectively. The Central Bank has 29,161.4 million shares with a payment of Ch$5.2442658 per common share of Banco de Chile and for common shareholders the number of shares are 70,282.7 million with a payment of Ch$3.1465595 per common share of Banco de Chile.

(1)  Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

Schedule of the income and share data used in the calculation of EPS

	As of December 31,
	2016		2017	2018
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank	MCh$	575,051	572,080	603,633
Weighted average number of ordinary shares (*)		101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share	Ch$	5.69	5.66	5.98

(*)  During 2016, 2017 and 2018, the Bank capitalized 1,495,200,997,  1,819,784,762 and 1,572,948,922 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.